Trade and other payables - Summary of Trade and Other Payables, Amounts Falling Due After More Than One Year (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other non-current payables [abstract]
Contingent consideration liabilities	£ 76	£ 126
Liabilities in respect of put option agreements with vendors	66	90
Fair value of derivatives	25	1
Other payables and accruals	62	66
Trade and other payables	£ 229	£ 283